Summary of Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	$ 69,048	$ 65,646	$ 79,046
Accumulated amortization	(31,871)	(29,130)	(26,087)
Net	37,177	36,516	52,959
Customer contracts and related relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	62,198	62,046	62,046
Accumulated amortization	(27,838)	(25,530)	(22,487)
Net	34,360	36,516	39,559
Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	3,600	3,600	3,600
Accumulated amortization	(3,600)	(3,600)	(3,600)
Perpetual license
Finite-Lived Intangible Assets [Line Items]
Gross Amounts	3,250
Accumulated amortization	(433)
Net	2,817
Trademarks and Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Amounts			13,400
Net			$ 13,400